Form N-1A Cover	Mar. 03, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Document Creation Date	Mar. 03, 2026
Document Effective Date	Mar. 03, 2026
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 01, 2026